Share Purchase Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of warrants, beginning balance	4,527,614	3,899,673
Number of warrants, issued		775,000
Number of warrants, Adjusted for triggered down-round provisions	315,521,528
Number of warrants, exercised	(96,957,101)
Number of warrants, expired	(56,574,123)	(147,059)
Number of warrants, ending balance	166,517,918	4,527,614
Weighted average exercise price, beginning balance	$ 0.18	$ 0.20
Weighted average exercise price, issued	0	0.10
Weighted average exercise price, adjusted for triggered down-round provisions	0.00
Weighted average exercise price, exercised	0.00
Weighted average exercise price, expired	0.00	0.35
Weighted average exercise price, ending balance	$ 0.00	$ 0.18